Pension and Post-Retirement and Post-Employment Benefits - Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations (Detail)	Dec. 31, 2020
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	100.00%
Pension Plan Assets (as a percent)	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	45.00%
Pension Plan Assets (as a percent)	51.00%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	35.00%
Pension Plan Assets (as a percent)	35.00%
Real Estate and Infrastructure [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	20.00%
Pension Plan Assets (as a percent)	14.00%